UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          February 13, 2004
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     131
                                        ----------------
Form 13F Information Table Value Total:     $2,129,836
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                               December 31, 2003

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        107,853   1,268,406    Sole         NONE        1,268,406
Abbott Laboratories                     Common   002824100         97,261   2,087,155    Sole         NONE        2,087,155
Adobe Systems Inc                       Common   00724F101          2,110      53,686    Sole         NONE           53,686
Albertsons Inc                          Common   013104104             71       3,142    Sole         NONE            3,142
Alltel Corp                             Common   020039103            191       4,090    Sole         NONE            4,090
American Electric Power Co              Common   025537101             15         500    Sole         NONE              500
American Internationl Group             Common   026874107            122       1,843    Sole         NONE            1,843
American Power Conversion               Common   029066107            327      13,371    Sole         NONE           13,371
Amgen Inc                               Common   031162100             56         900    Sole         NONE              900
Anheuser-Busch Companies Inc            Common   035229103             32         600    Sole         NONE              600
Associates First Cap Corp               Common   046008207              -       7,600    Sole         NONE            7,600
Automatic Data Processing               Common   053015103          83,095  2,097,820    Sole         NONE        2,097,820
BMC Software                            Common   055921100              1          75    Sole         NONE               75
Bellsouth Corp                          Common   079860102             29       1,024    Sole         NONE            1,024
Biomet Inc                              Common   090613100             18         505    Sole         NONE              505
Block H & R Inc                         Common   093671105             54         976    Sole         NONE              976
Boeing Co                               Common   097023105             17         405    Sole         NONE              405
Botswana Rst Ltd ADR                    Common   101349207              -           4    Sole         NONE                4
Breakwater Res Ltd  British Columbia    Common   106902307              0          50    Sole         NONE               50
Bristol-Myers Squibb                    Common   110122108          1,253      43,812    Sole         NONE           43,812
Brown Forman Corp Cl B                  Common   115637209             84         900    Sole         NONE              900
Certegy Inc                             Common   156880106            470      14,325    Sole         NONE           14,325
Check Point Software                    Common   M22465104             15         900    Sole         NONE              900
ChevronTexaco Corp                      Common   166764100             52         600    Sole         NONE              600
Chiron Corp                             Common   170040109             51         900    Sole         NONE              900
ChoicePoint Inc                         Common   170388102             11         300    Sole         NONE              300
Cisco Systems Inc                       Common   17275R102             30       1,240    Sole         NONE            1,240
Clorox Co                               Common   189054109         83,504   1,719,603    Sole         NONE        1,719,603
Coca-Cola Co                            Common   191216100         86,118   1,696,910    Sole         NONE        1,696,910
Colgate-Palmolive Co                    Common   194162103         71,046   1,419,510    Sole         NONE        1,419,510
Commodore Applied Technologies Inc      Common   202630109              0         100    Sole         NONE              100
Conagra Foods Inc                       Common   205887102             32       1,200    Sole         NONE            1,200
Consolidated Edison Inc                 Common   209115104            316       7,343    Sole         NONE            7,343
Costco Wholesale Corp                   Common   22160K105              4         100    Sole         NONE              100
DNP Select Income Fd Inc                Common   23325P104             55       5,000    Sole         NONE            5,000
Del Monte Foods Co                      Common   24522P103             29       2,743    Sole         NONE            2,743
Dell, Inc                               Common   24702R101             68       2,000    Sole         NONE            2,000
Dionex Corp                             Common   254546104         36,436     791,745    Sole         NONE          791,745
EMC Corp                                Common   268648102             13         975    Sole         NONE              975
Edison Intl                             Common   281020107             18         800    Sole         NONE              800
Elan PLC ADR                            Common   284131208              3         400    Sole         NONE              400
Electronic Data Sys Corp                Common   285661104              7         300    Sole         NONE              300
Emerson Electric Co                     Common   291011104        106,903   1,651,008    Sole         NONE        1,651,008
Equifax Inc                             Common   294429105         83,430   3,405,319    Sole         NONE        3,405,319
Escrow Bonneville Pacific Corp          Common   098904998              -       1,091    Sole         NONE            1,091
Exxon Mobil Corp                        Common   30231G102          2,025      49,400    Sole         NONE           49,400
Fannie Mae                              Common   313586109         81,669   1,088,053    Sole         NONE        1,088,053
Fifth Third Bancorp                     Common   316773100             13         225    Sole         NONE              225
Freddie Mac                             Common   313400301             99       1,700    Sole         NONE            1,700

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

GAP Inc                                 Common   364760108             22         927    Sole         NONE              927
Gannett Company                         Common   364730101        104,360   1,170,478    Sole         NONE        1,170,478
Genentech Inc                           Common   368710406             14         150    Sole         NONE              150
General Electric Co                     Common   369604103        106,550   3,439,305    Sole         NONE        3,439,305
Genuine Parts                           Common   372460105            454      13,674    Sole         NONE           13,674
Glaxosmithkline PLC Spons ADR           Common   37733W105            603      12,943    Sole         NONE           12,943
Heinz H J Co                            Common   423074103            337       9,242    Sole         NONE            9,242
Intel Corp                              Common   458140100          2,146      66,661    Sole         NONE           66,661
Interface Inc_Cl A                      Common   458665106              2         300    Sole         NONE              300
International Business Machines Corp    Common   459200101            237       2,554    Sole         NONE            2,554
J P Morgan Chase & Co                   Common   46625H100             26         700    Sole         NONE              700
Johnson & Johnson                       Common   478160104         81,736   1,582,182    Sole         NONE        1,582,182
Kellogg Co                              Common   487836108             15         400    Sole         NONE              400
Kimberly Clark Corp                     Common   494368103             28         468    Sole         NONE              468
Krispy Kreme Doughnuts                  Common   501014104              4         100    Sole         NONE              100
Kroger Co                               Common   501044101             37       2,000    Sole         NONE            2,000
Lee Enterprises Inc                     Common   523768109             39         900    Sole         NONE              900
MBNA Corp                               Common   55262L100        105,986   4,265,050    Sole         NONE        4,265,050
Marsh & Mclennan Companies Inc          Common   571748102             17         364    Sole         NONE              364
Mattel Inc                              Common   577081102              7         340    Sole         NONE              340
McDonald's Corp                         Common   580135101            205       8,257    Sole         NONE            8,257
McGraw Hill Companies Inc               Common   580645109         62,457     893,270    Sole         NONE          893,270
Medco Health Solutions                  Common   58405U102              7         192    Sole         NONE              192
Medtronic Inc                           Common   585055106         79,869   1,643,062    Sole         NONE        1,643,062
Merck & Company                         Common   589331107         61,095   1,322,407    Sole         NONE        1,322,407
Microsoft Corp                          Common   594918104          1,299      47,150    Sole         NONE           47,150
Morgan Stanley                          Common   617446448             23         391    Sole         NONE              391
Mylan Laboratories Inc                  Common   628530107            324      12,824    Sole         NONE           12,824
Nestle SA ADR                           Common   641069406            373       6,000    Sole         NONE            6,000
New York Times Co Cl A                  Common   650111107              5         100    Sole         NONE              100
Nike Inc Cl B                           Common   654106103            634       9,259    Sole         NONE            9,259
Nordson Corp                            Common   655663102            173       5,000    Sole         NONE            5,000
Ocean Pwr Corp - Restricted             Common   674869995              -      10,000    Sole         NONE           10,000
Omnicom Group Inc                       Common   681919106        116,788   1,337,320    Sole         NONE        1,337,320
Patterson Dental Co                     Common   703412106         32,519     506,850    Sole         NONE          506,850
Paychex Inc                             Common   704326107         71,194   1,913,805    Sole         NONE        1,913,805
Pepsico Inc                             Common   713448108         32,548     698,152    Sole         NONE          698,152
Pfizer Inc                              Common   717081103        105,562   2,987,888    Sole         NONE        2,987,888
Plum Creek Timber Co                    Common   729251108             30       1,000    Sole         NONE            1,000
Procter & Gamble Co                     Common   742718109         90,634     907,426    Sole         NONE          907,426
Public Svc Enterprise Group Inc         Common   744573106             69       1,566    Sole         NONE            1,566
Putnam Premier Income Trust Shrs        Common   746853100             20       3,000    Sole         NONE            3,000
Qualcomm Inc                            Common   747525103            136       2,520    Sole         NONE            2,520
Qwest Communications Intl Inc           Common   749121109              2         394    Sole         NONE              394
Reliance Steel And Aluminum Co          Common   759509102             33       1,000    Sole         NONE            1,000
Reynolds RJ Tob Hldgs Inc               Common   76182K105             25         427    Sole         NONE              427
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            251       4,800    Sole         NONE            4,800
SBC Communications Inc                  Common   78387G103             47       1,805    Sole         NONE            1,805
Sara Lee Corp                           Common   803111103            132       6,100    Sole         NONE            6,100
Schlumberger Ltd                        Common   806857108             22         400    Sole         NONE              400
Singer Co N V                           Common   82930F208              1         198    Sole         NONE              198
Smucker J M Co                          Common   832696405              1          16    Sole         NONE               16

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
Southern Co                             Common   842587107             19         628    Sole         NONE              628
Stancorp Finl Group                     Common   852891100             17         270    Sole         NONE              270
Starbucks Corp                          Common   855244109            143       4,325    Sole         NONE            4,325
State Street Corp                       Common   857477103         93,178   1,789,126    Sole         NONE        1,789,126
Stryker Corp                            Common   863667101        127,107   1,495,196    Sole         NONE        1,495,196
Supergen Inc                            Common   868059106             28       2,500    Sole         NONE            2,500
Techne Corp                             Common   878377100             23         600    Sole         NONE              600
Time Warner Inc                         Common   887317105             17         950    Sole         NONE              950
Touch Amer Hldgs Inc                    Common   891539108              0       1,085    Sole         NONE            1,085
Transamerica Income Shares              Common   893506105             36       1,500    Sole         NONE            1,500
US Bancorp                              Common   902973304            753      25,272    Sole         NONE           25,272
Union Pacific Corp                      Common   907818108             17         250    Sole         NONE              250
United Parcel Svc Cl B                  Common   911312106              9         120    Sole         NONE              120
Universal Access Global Holdings Inc    Common   91336M204              0         100    Sole         NONE              100
Varian Inc                              Common   922206107             21         500    Sole         NONE              500
Verizon Communications                  Common   92343V104             80       2,290    Sole         NONE            2,290
Vodafone Group PLC                      Common   92857W100             54       2,160    Sole         NONE            2,160
WD 40 Co                                Common   929236107            312       8,818    Sole         NONE            8,818
WPS Resources Corp                      Common   92931B106             17         369    Sole         NONE              369
Wal Mart Stores Inc                     Common   931142103            117       2,200    Sole         NONE            2,200
Walgreen Company                        Common   931422109            752      20,660    Sole         NONE           20,660
Washington Mutual Inc                   Common   939322103             75       1,875    Sole         NONE            1,875
Wells Fargo & Co                        Common   949746101             32         538    Sole         NONE              538
Weyerhaeuser Co                         Common   962166104            145       2,268    Sole         NONE            2,268
Wilmington Trust Corp                   Common   971807102            561      15,580    Sole         NONE           15,580
Wrigley Wm Jr Co                        Common   982526105            416       7,406    Sole         NONE            7,406
Wyeth                                   Common   983024100            507      11,949    Sole         NONE           11,949
XATA Corp                               Common   983882309              4       1,000    Sole         NONE            1,000
Xilinx Inc                              Common   983919101             27         700    Sole         NONE              700
Zebra Technologies                      Common   989207105          1,269      19,125    Sole         NONE           19,125

                                                                2,129,836